CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
24.	CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES
The Philippine subsidiaries
On April 24, 2019 and June 24, 2019, the board and the shareholders of MRP approved an amendment to the Amended Articles of Incorporation of MRP, respectively, whereby, without changing the total amount of the authorized capital stock, the par value per MRP common share was increased from PHP1 (equivalent to $0.02) per share to PHP500,000 (equivalent to $9,857) per share, thereby decreasing the total number of MRP common shares on a pro-rata basis (“Reverse Stock Split”). The Reverse Stock Split was approved by the Philippine Securities and Exchange Commission on May 12, 2020. All share and per share data of MRP common shares relating to the transactions carried out before May 12, 2020 as disclosed in the accompanying consolidated financial statements, represent the number of shares or value per share of MRP common shares before the Reverse Stock Split.
As a result of the Reverse Stock Split, only those shareholders of MRP who originally owned 500,000 MRP common shares with a par value of PHP1 (equivalent to $0.02) per share (each an “Original Share”) and in multiples thereof immediately prior to the Reverse Stock Split would now own whole shares (each a “MRP Whole Share”) of stock of MRP. Other holders of the Original Shares could now only hold a fractional share of MRP (“MRP Fractional Share”). To facilitate the elimination of MRP Fractional Shares held by other shareholders of MRP, MPHIL Corporation (“MPHIL”), a subsidiary of Melco, offered to purchase the resulting MRP Fractional Shares at the purchase price to be calculated by multiplying the number of Original Shares represented by the relevant MRP Fractional Shares (which were equal to the number of Original Shares held by the relevant shareholder immediately prior to the Reverse Stock Split) by the price of PHP7.25 (equivalent to $0.14) per Original Share (“Fractional Share Elimination Plan”). A shareholder could also sell any MRP Whole Shares to MPHIL under the Fractional Share Elimination Plan. Any holder of MRP Fractional Shares and/or MRP Whole Shares may accept this offer during the two-year
period commencing from June 5, 2020. The Fractional Share Elimination Plan expired on June 4, 2022 and was subsequently extended for the period from August 15, 2022 to November 15, 2022.
During the years ended December 31, 2024, 2023 and 2022, the Company through its subsidiaries, purchased 11.816, 10.111 and 50.906 common shares of MRP at a total consideration of PHP42,833 (equivalent to $743), PHP36,651 (equivalent to $671) and PHP175,173 (equivalent to $3,310) from the noncontrolling interests, which increased Melco’s shareholding in MRP and the Company recognized a decrease of $592, $582 and $2,952 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP, respectively.
The Company retains its controlling financial interests in MRP before and after the above transactions.

SCIH
During February and March 2022, SCIH, respectively, announced and completed a series of private offers of its 400,000,000 Class A ordinary shares to certain existing shareholders and holders of its ADSs, including Melco, with gross proceeds amounting to $300,000, of which $134,944 was from noncontrolling interests (the “2022 Private Placements”). The 2022 Private Placements increased Melco’s shareholding in SCIH and the Company recognized an increase of $879 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in SCIH.
The Company retains its controlling financial interest in SCIH before and after the above transactions.
The schedule below discloses the effects of changes in Melco’s ownership interest in MRP and SCIH on its equity:

	Year Ended December 31,
	2024	2023	2022
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$43,543	$(326,920)	$(930,526)
Transfers (to) from noncontrolling interests:
The Philippine subsidiaries
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(592)	(582)	(2,952)
SCIH
Increase in additional paid-in capital resulting from the private placements	—	—	879

Changes from net income (loss) attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$42,951	$(327,502)	$(932,599)